BONDS AND SECURITIES AT AMORTIZED COST (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 175,207,077	R$ 211,611,074
Fair value	175,368,061	208,759,913
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Amortized cost	26,708,054	23,662,304
Fair value	26,853,215	23,411,019
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	108,111,315	109,339,662
Fair value	108,612,106	107,947,094
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	17,408,132	41,876,000
Fair value	17,311,782	42,421,977
Later than ten years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	22,979,576	36,733,108
Fair value	R$ 22,590,958	R$ 34,979,823